RETIREMENT AND POSTRETIREMENT BENEFITS (Details 5) (Level 3, CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Level 3
Changes in the net fair value of plan assets classified as Level 3
Fair value of plan assets at beginning of year	68	65
Unrealized and realized gains	11	8
Purchases and settlements, net	6	(5)
Fair value of plan assets at end of year	85	68